UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               --------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Metalmark Capital LLC
            -------------------------------------------
Address:    1177 Avenue of Americas
            -------------------------------------------
            40th Floor
            -------------------------------------------
            New York, NY 10036
            -------------------------------------------

Form 13F File Number:   28-11921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth F. Clifford
       --------------------------------------
Title:     Chief Financial Officer
       --------------------------------------
Phone:    (212) 823-1900
       --------------------------------------

Signature, Place, and Date of Signing:

       /s/ Kenneth F. Clifford        New York, NY        May 15, 2007
   -------------------------------  ----------------  --------------------
             [Signature]              [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           4
                                             --------------------------
Form 13F Information Table Entry Total:      5
                                             --------------------------
Form 13F Information Table Value Total:      643,114
                                             --------------------------
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.    Form 13F File Number        Name
   01     28-  06238                  MSCP III, LLC
   ------      ---------------------  ------------------------------------------
   02     28-  11922                  Morgan Stanley Capital Partners III, Inc.
   ------      ---------------------  ------------------------------------------
   03     28-  11353                  MSDW Capital Partners IV, LLC
   ------      ---------------------  ------------------------------------------
   04     28-  11355                  MSDW Capital Partners IV, Inc.
   ------      ---------------------  ------------------------------------------

                                                 FORM 13F INFORMATION TABLE


  COLUMN 1      COLUMN 2  COLUMN 3     COLUMN 4             COLUMN 5          COLUMN 6       COLUMN 7            COLUMN 8
  NAME OF       TITLE OF               VALUE        SHRS OR    SH/    PUT/   INVESTMENT       OTHER         VOTING AUTHORITY
  ISSUER        CLASS     CUSIP       (X$1000)      PRN AMT    PRN    CALL   DISCRETION      MANAGERS   SOLE     SHARED      NONE
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ---- --------------- ----

--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ---- --------------- ----

AVENTINE         COMMON    05356X403     194,619    10,681,616  SH            DEFINED         03, 04           10,681,616
RENEWABLE
ENERGY
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ---- --------------- ----

--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ---- --------------- ----

CATALYTICA       COMMON    148884109       4,777     3,317,646  SH            DEFINED         01, 02            3,317,646
ENERGY
SYSTEMS
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ---- --------------- ----

--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ---- --------------- ----

CBEYOND          COMMON    149847105       9,649       328,979  SH            DEFINED         03, 04              328,979
COMMUNICATIONS
INC
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ---- --------------- ----

--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ---- --------------- ----

ENERSYS          COMMON    29275Y102     352,049    20,491,794  SH            DEFINED         03, 04           20,491,794
HOLDINGS
INC
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ---- --------------- ----

--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ---- --------------- ----

UNION            COMMON    90653P105      82,020     5,776,085  SH            DEFINED         01, 02            5,776,085
DRILLING
INC
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ---- --------------- ----

--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ---- --------------- ----